Impairments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended							3 Months Ended	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2009 Hospital	Dec. 31, 2009 Life science	Dec. 31, 2009 Senior housing lease Property	Dec. 31, 2011 Cirrus Health senior secured loan	Sep. 30, 2011 Cirrus Health senior secured loan	Dec. 31, 2010 Cirrus Health senior secured loan	Sep. 30, 2010 HCP Ventures II	Dec. 31, 2010 HCP Ventures II	Oct. 31, 2010 HCP Ventures II Property
Equity method investment, impairment details
Provision for losses (impairment)		$ 4.3			$ 15.4
Loans receivable, before Impairment						91.1
Loans receivable, after Impairment					75.7	75.7	93.1
Ownership interest (as a percent)								35.00%		35.00%
Number of senior housing facilities										25
Impairment charges for direct financing lease	63.1			63.1				71.7	71.7
Carrying value, equity method investments before impairment									136.8
Fair value, equity method investments									65.1
Continuing and discontinued operation, asset impairment charges	75.5			5.9
Discontinued operation, impairment charge	0.1
Number of DFLs impaired				3
Number of facilities formerly managed by Sunrise that were impaired				12
Number of facilities formerly managed by Sunrise				15
Impairment charge due to early termination of a lease			$ 2.2